INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	$ 0	$ 1,000	$ 101,281
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets	1,000		1,000
Foundation Sports Systems LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 0		$ 100,281